Note 7 - Accounting Policies and New Standards Adopted - Adoption of Agenda Paper 11 (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Realized loss from derivative instruments and other in cost of sales	$ (24,386)	$ (83,776)
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Realized loss from derivative instruments and other in cost of sales	72,805	(174,310)
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Realized loss from derivative instruments and other in cost of sales	$ (97,191)	$ 90,534